FINANCE INCOME AND EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Accretion on decommissioning liabilities (non-cash)	$ 1,328	$ 1,287	$ 1,713
Finance expense	40,754	39,240	48,063
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Interest	4,302	2,194	13,516
Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Interest	3,224	0	0
Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest	26,219	30,378	30,771
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Interest	$ 5,681	$ 5,381	$ 2,063
Weighted average | Floating interest rate | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Interest rate	4.42%